CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 54,471	$ 83,790
Restricted cash	470	448
Amounts receivable	20,975	23,684
Inventory	64,221	45,322
Prepaid expenses	14,007	6,734
Total Current Assets	154,144	159,978
Other intangible assets	7,263	3,929
Mine properties, plant and equipment	175,237	146,659
Vanadium products	14,510	0
Deferred income tax asset	4,596	3,343
Total Non-current Assets	201,606	153,931
Total Assets	355,750	313,909
Liabilities
Current portion of lease liability	581	563
Accounts payable and accrued liabilities	26,634	19,723
Deferred revenue	1,698	5,469
Debt	4,000	15,000
Current portion of provisions	6,060	913
Total Current Liabilities	38,973	41,668
Lease liability	1,473	1,987
Non-current accounts payable and accrued liabilities	326	0
Long term debt	36,000	0
Provisions	4,424	4,557
Total Non-current Liabilities	42,223	6,544
Total Liabilities	81,196	48,212
Equity
Issued capital	411,646	415,982
Equity reserves	14,138	17,814
Accumulated other comprehensive loss	(112,165)	(118,772)
Deficit	(48,227)	(49,327)
Equity attributable to owners of the Company	265,392	265,697
Non-controlling Interest	9,162	0
Total Equity	274,554	265,697
Total Liabilities and Equity	$ 355,750	$ 313,909